Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of reconciliation of net loss per ordinary share

			Period From August 20, 2020
	Year Ended December 30,		(Inception) through
	2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net income (loss)	$2,562,198	$640,550	$(6,978,778)	$(5,992,646)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	23,000,000	5,750,000	6,052,632	5,197,368

Basic and diluted net income (loss) per ordinary share	$0.11	$0.11	$(1.15)	$(1.15)